LKCM Small Cap Equity Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 2.8%
Karman Holdings, Inc. (a)	60,000	$4,803,000
Mercury Systems, Inc. (a)	60,778	4,431,324

		9,234,324

Banks - 8.1%
Cullen/Frost Bankers, Inc.	29,615	4,059,624
First Financial Bankshares, Inc.	126,194	3,716,413
Glacier Bancorp, Inc.	71,613	3,198,953
Hilltop Holdings, Inc.	72,049	2,580,795
Home BancShares, Inc.	162,789	4,383,908
UMB Financial Corp.	34,624	3,905,241
Webster Financial Corp.	64,812	4,499,249

		26,344,183

Beverages - 3.2%
Primo Brands Corp.	246,108	4,634,214
Vita Coco Co., Inc. (a)	121,260	5,809,566

		10,443,780

Biotechnology - 1.2%
Halozyme Therapeutics, Inc. (a)	60,000	3,877,800

Broadline Retail - 1.1%
Ollie’s Bargain Outlet Holdings, Inc. (a)	38,884	3,578,883

Building Products - 2.4%
AAON, Inc.	48,412	4,006,093
CSW Industrials, Inc.	15,197	3,960,034

		7,966,127

Capital Markets - 3.5%
Donnelley Financial Solutions, Inc. (a)	79,644	3,754,418
Miami International Holdings, Inc. (a)	74,438	2,897,127
Piper Sandler Cos.	61,352	4,696,496

		11,348,041

Chemicals - 1.4%
Hawkins, Inc.	29,362	4,510,003

Commercial Services & Supplies - 1.0%
Casella Waste Systems, Inc. - Class A (a)	40,924	3,246,910

Communications Equipment - 5.9%
Ciena Corporation (a)	22,078	8,571,342
Lumentum Holdings, Inc. (a)	14,911	10,478,854

		19,050,196

Construction Materials - 0.8%
Eagle Materials, Inc.	14,319	2,712,735

Consumer Finance - 1.7%
FirstCash Holdings, Inc.	29,091	5,469,108

Diversified Consumer Services - 1.1%
OneSpaWorld Holdings Ltd.	155,857	3,576,918

Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	16,020	3,129,187

Electronic Equipment, Instruments & Components - 2.0%
Rogers Corp. (a)	61,450	6,595,429

Energy Equipment & Services - 2.9%
Archrock, Inc.	173,006	6,020,609
WaterBridge Infrastructure LLC - Class A	125,000	3,348,750

		9,369,359

Financial Services - 0.7%
NCR Atleos Corp. (a)	53,199	2,318,412

Food Products - 0.8%
Utz Brands, Inc.	326,524	2,586,070

Health Care Equipment & Supplies - 2.9%
Alphatec Holdings, Inc. (a)	470,000	5,113,600
Merit Medical Systems, Inc. (a)	44,000	3,032,920
TransMedics Group, Inc. (a)	14,415	1,432,995

		9,579,515

Health Care Providers & Services - 3.9%
Addus HomeCare Corp. (a)	30,146	2,823,173
Ensign Group, Inc.	30,289	6,103,233
HealthEquity, Inc. (a)	44,387	3,709,422

		12,635,828

Health Care Technology - 1.5%
Phreesia, Inc. (a)	191,952	1,608,558
Waystar Holding Corp. (a)	136,923	3,301,213

		4,909,771

Hotels, Restaurants & Leisure - 1.4%
Kura Sushi USA, Inc. - Class A (a)	28,613	1,996,901
Wingstop, Inc.	15,616	2,420,012

		4,416,913

Insurance - 2.2%
Goosehead Insurance, Inc. - Class A (a)	63,076	2,690,822
Palomar Holdings, Inc. (a)	36,545	4,367,128

		7,057,950

Leisure Products - 1.5%
Mattel, Inc. (a)	344,314	5,002,882

Life Sciences Tools & Services - 4.0%
Avantor, Inc. (a)	238,449	1,869,440
Charles River Laboratories International, Inc. (a)	30,122	5,196,045
Medpace Holdings, Inc. (a)	12,487	5,996,133

		13,061,618

Machinery - 8.5%
Alamo Group, Inc.	19,787	3,264,261
CECO Environmental Corp. (a)	111,030	6,615,167
ESAB Corp.	42,626	4,120,229
Helios Technologies, Inc.	38,830	2,512,689
ITT, Inc.	31,035	5,913,099
Watts Water Technologies, Inc. - Class A	18,354	5,327,983

		27,753,428

Media - 2.3%
Magnite, Inc. (a)	312,980	3,718,202
Nexstar Media Group, Inc. - Class A	21,672	3,918,948

		7,637,150

Metals & Mining - 1.9%
Materion Corp.	42,343	6,124,915

Oil, Gas & Consumable Fuels - 3.6%
Gulfport Energy Corp. (a)	20,708	4,381,192
Magnolia Oil & Gas Corp. - Class A	91,685	2,894,495
Permian Resources Corp.	202,836	4,324,464

		11,600,151

Pharmaceuticals - 1.5%
Prestige Consumer Healthcare, Inc. (a)	80,688	4,782,378

Professional Services - 3.1%
Planet Labs PBC (a)	257,835	7,206,488
Upwork, Inc. (a)	276,747	3,033,147

		10,239,635

Real Estate Management & Development - 1.8%
Colliers International Group, Inc.	24,963	2,668,295
FirstService Corp.	23,654	3,286,487

		5,954,782

Semiconductors & Semiconductor Equipment - 2.6%
Tower Semiconductor Ltd. (a)	47,971	8,417,951

Software - 4.6%
Braze, Inc. - Class A (a)	134,081	3,165,652
Cellebrite DI Ltd. (a)	300,620	4,142,544
Q2 Holdings, Inc. (a)	64,205	3,036,897
Workiva Inc. (a)	48,843	2,912,508
Yext, Inc. (a)	438,568	1,684,101

		14,941,702

Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	87,015	4,911,997
Warby Parker, Inc. - Class A (a)	191,061	4,025,655

		8,937,652

Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	88,029	1,551,071
Crocs, Inc. (a)	35,875	2,978,342

		4,529,413

Tobacco - 1.6%
Turning Point Brands, Inc.	58,053	5,038,420

Trading Companies & Distributors - 0.8%
SiteOne Landscape Supply, Inc. (a)	20,432	2,719,704

TOTAL COMMON STOCKS (Cost $232,423,311)		310,699,223

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 5.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	9,570,200	9,570,200
MSILF Government Portfolio - Institutional Class, 3.57% (b)	6,980,439	6,980,439

TOTAL MONEY MARKET FUNDS (Cost $16,550,639)		16,550,639

TOTAL INVESTMENTS - 100.5% (Cost $248,973,950)		327,249,862
Liabilities in Excess of Other Assets - (0.5)%		(1,641,083)

TOTAL NET ASSETS - 100.0%		$325,608,779

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM Small Cap Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$310,699,223	$–	$–	$310,699,223
Money Market Funds	16,550,639	–	–	16,550,639

Total Investments	$327,249,862	$–	$–	$327,249,862

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of March 31, 2026

       (% of Net Assets)

Industrials	$64,289,315	19.6%
Financials	52,537,694	16.2
Information Technology	49,005,278	15.1
Health Care	48,846,910	15.0
Consumer Discretionary	30,042,661	9.2
Energy	20,969,510	6.5
Consumer Staples	18,068,270	5.6
Materials	13,347,653	4.1
Communication Services	7,637,150	2.3
Real Estate	5,954,782	1.8
Money Market Funds	16,550,639	5.1
Liabilities in Excess of Other Assets	(1,641,083)	(0.5)

	$325,608,779	100.0%